Label	Element	Value
TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TIFF Multi-Asset Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock
The Fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offsets inflation.
The Fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for shareholders that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 290% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	290.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. As a “multi-manager” fund, in addition to the Fund’s investment advisor, TIFF Advisory Services, LLC (“TAS”), the Fund engages external money managers to manage a portion of the
Fund’s assets. The Fund also invests a portion of its assets in other investment funds (referred to in this prospectus summary and in the prospectus as “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. Acquired fund investments are made subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the Fund’s policy limiting investments in illiquid investments to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.
The Fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, securities issued or guaranteed by the US government, its agencies and instrumentalities, including Treasury bonds and Treasury inflation-protected securities (“TIPS”), and short-term investments, such as high-quality, short-term money market instruments. In addition, the Fund invests in synthetic and derivative instruments, such as futures, options, swaps, and forward foreign currency exchange contracts, in order to gain or hedge exposure to the Fund’s performance benchmark, one or more asset classes or categories of the benchmark, geographic exposures, or individual positions, including currency exposures. Among other uses, these investments are designed to complement the Fund’s other holdings, and may be used in part to adjust the Fund’s overall exposures toward the levels desired by TAS. As part of its investment strategy, the Fund may take short positions in which it sells securities it does not own. In order to settle such short sales, the Fund must borrow or otherwise acquire the securities that it sold short to make delivery to the buyer. The Fund is then obligated to replace borrowed securities by purchasing them at the market price at the time of replacement.
TAS also pursues a direct trading strategy whereby it invests a portion of the Fund’s assets directly in a limited number of publicly traded equity securities (typically, not more than 20). The issuers of such securities may be of any size, operate in any industry, and have domestic as well as international operations. TAS chooses these direct equity holdings from the listed equity positions reported on Form 13F by a small group of long-oriented, active investment managers based upon TAS’s belief that such managers have demonstrated an ongoing ability to add value through security selection and tend not to trade holdings frequently.
The Fund invests broadly in issuers domiciled in the United States and foreign countries. The Fund’s foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the Fund’s assets may be invested in foreign securities, including emerging market securities. The Fund invests in companies of all sizes as measured by market capitalization. A portion of the Fund’s assets may be invested in smaller companies. The Fund’s investments in bonds and other debt obligations are not subject to any stated limitations on maturity. Up to 20% of the Fund’s assets may be invested in debt obligations rated below investment grade, or if unrated, determined to be comparable quality (known as high yield bonds or “junk bonds”).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The chart below is intended to show the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021, reflects those fees’ impact. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.tipfunds.org
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest and Lowest Quarterly Returns (for periods shown in the bar chart)
Highest (2Q 2020)	14.29%
Lowest (1Q 2020)	-12.44%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	14.29%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(12.44%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees, expenses or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception, compare with a broad based measure of market performance, the MSCI All Country World Index, as well as additional indices or other benchmarks with characteristics relevant to the Fund. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.tipfunds.org.

TIFF Multi-Asset Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all investments, there are certain risks associated with investing in the Fund, and you could lose money on an investment in the Fund.
TIFF Multi-Asset Fund | Acquired Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Acquired Funds Risk.   As an investor in an acquired fund, the Fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, shareholders in such private funds, including the Fund, may not benefit from the protections afforded by those laws. Investments by the Fund in a private investment fund are generally not subject to the limitations imposed under the Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds generally can only be redeemed, in whole or in part, at the end of a given month or quarter. Any such interests that have restrictions on redemptions will be subject to the Fund’s 15% limitation on illiquid investments.

TIFF Multi-Asset Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk.   An issuer or guarantor of a debt obligation or the counterparty to a derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

TIFF Multi-Asset Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities or other investments denominated in that currency.
TIFF Multi-Asset Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk.   Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivative instruments. The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, index or commodity, and such derivatives often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment in such derivative instrument. When a derivative is used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged. There is also the risk that the other party to the transaction will fail to perform. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager’s ability to predict the general direction of market movements, foreign exchange rates, interest rates, or individual securities, as applicable. Predicting such fluctuations is extremely difficult, and thus the successful execution of certain derivative strategies can be highly uncertain. An incorrect prediction may hurt fund performance. If, however, the derivative instrument is being used solely to gain exposure, such as to a market segment, the ability to predict such fluctuations will be less important.

TIFF Multi-Asset Fund | Direct Trading Strategy Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Direct Trading Strategy Risks.   TAS generally will not buy or sell securities within its direct trading strategy directly in response to changing market conditions in general or with respect to specific issuers. This portion of the Fund’s portfolio also likely will be concentrated to a significant extent in a small number of issuers or particular industries (see Focus Risk below). As a result, such portion of the Fund’s portfolio may face greater risks than if it were managed directly in response to market conditions or more broadly diversified over a greater number of issuers or industries.

TIFF Multi-Asset Fund | Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Focus Risk.   The greater the Fund’s exposure to any single type of investment — including investment in a given industry, sector, region, country, issuer, or type of investment — the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

TIFF Multi-Asset Fund | Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign and Emerging Markets Risk.   Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer, and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

TIFF Multi-Asset Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk.   Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, inflation expectations, and supply and demand. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the Fund’s interest income to decline, and rising interest rates may cause the value of the Fund’s bond investments to fall. Changes in interest rates can also influence equity prices.

TIFF Multi-Asset Fund | Leveraging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leveraging Risk.   Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the Fund’s performance to be more volatile than if the Fund had not engaged in leverage. The use of derivatives may also create leveraging risk.

TIFF Multi-Asset Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk.   From time to time, certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the Fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons. Reduced liquidity is likely to have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Restrictions or limitations on transfer may also result in a lower value for the security.

TIFF Multi-Asset Fund | Market Disruption Risks Related to Armed Conflict [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Disruption Risks Related to Armed Conflict.   As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between the United States, Israel and Iran (and their proxies, including Hamas) in the Middle East, and Russia and Ukraine in Europe, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

TIFF Multi-Asset Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.   The market value of a security may increase or decrease over time. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the Fund. U.S. trade disputes or other disputes with specific countries (that could result and have resulted in tariffs, trade barriers and investment restrictions); pandemics or epidemics; and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant impact on the Fund and its investments and could result in increased volatility of the Fund’s net asset value and could adversely affect the economies of many countries, including the U.S., and could lead to a decline in the value of the Fund’s investments.

TIFF Multi-Asset Fund | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Multi-Manager Risk.   Multi-manager risk is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the Fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager. In addition, because each money manager directs the trading for its own portion of the Fund and does not aggregate its transactions with those of the other money managers, the Fund may incur higher brokerage and trading-related costs than would be the case if a single money manager was managing the Fund. Money managers selected by TAS may have a limited operating history, fewer resources, and a limited performance track record, and therefore involve greater risk and uncertainty. Certain money managers may invest in securities or other investments using quantitative strategies or methodologies. These methodologies may perform differently from the market as a whole and there can be no assurance that they will perform as intended or enable the Fund to achieve its investment or performance objectives.

TIFF Multi-Asset Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk.   The Fund may experience high portfolio turnover at times because the Fund uses multiple money managers who decide to purchase or sell securities independently of each other or who may use frequent trading strategies. In addition, the Fund may experience high portfolio turnover when a money manager’s services are terminated or those of a new money manager are retained. High portfolio turnover may result in the realization of gains or losses as well as greater brokerage commissions and other transaction costs, which are borne by the Fund.

TIFF Multi-Asset Fund | Short Sale Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Short Sale Risk.   The Fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund’s investment performance will suffer if a security that it has sold short appreciates in value.

TIFF Multi-Asset Fund | Smaller Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Smaller Company Risk.   The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell than larger company stocks (see Liquidity Risk above).

TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.13%
Other Expenses	oef_Component1OtherExpensesOverAssets	0.46%
Expenses for Securities Sold Short	oef_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.37%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,706
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.16%
Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (does not reflect fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.61%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World Index (does not reflect fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.13%
TIFF Multi-Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.45%
Annual Return [Percent]	oef_AnnlRtrPct	18.24%
Annual Return [Percent]	oef_AnnlRtrPct	(10.27%)
Annual Return [Percent]	oef_AnnlRtrPct	18.39%
Annual Return [Percent]	oef_AnnlRtrPct	18.48%
Annual Return [Percent]	oef_AnnlRtrPct	12.46%
Annual Return [Percent]	oef_AnnlRtrPct	(15.17%)
Annual Return [Percent]	oef_AnnlRtrPct	16.51%
Annual Return [Percent]	oef_AnnlRtrPct	14.84%
Annual Return [Percent]	oef_AnnlRtrPct	21.44%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.14%
Performance Inception Date	oef_PerfInceptionDate	Mar. 31, 1995

[1]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.